Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MAXIM SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Jul. 19, 2011
Maxim Federated Bond Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Annual Return 2004	rr_AnnualReturn2004	3.38%
Annual Return 2005	rr_AnnualReturn2005	1.78%
Annual Return 2006	rr_AnnualReturn2006	4.42%
Annual Return 2007	rr_AnnualReturn2007	6.68%
Annual Return 2008	rr_AnnualReturn2008	1.94%
Annual Return 2009	rr_AnnualReturn2009	13.07%
Annual Return 2010	rr_AnnualReturn2010	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.34%)
One Year	rr_AverageAnnualReturnYear01	6.88%
Five Years	rr_AverageAnnualReturnYear05	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2003
Maxim Federated Bond Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
One Year	rr_AverageAnnualReturnYear01	6.88%	[1]
Five Years	rr_AverageAnnualReturnYear05	6.54%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2003	[1]
Maxim Federated Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Summary Maxim Federated Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 41.32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.32%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio will, under normal circumstances, invest primarily in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage-backed securities, corporate fixed income securities and U.S. government obligations. A portion of the Portfolio may also be invested in foreign investment-grade fixed income securities and domestic or foreign non-investment-grade securities. Domestic non-investment-grade fixed income securities include both convertible and high-yield corporate fixed income securities. Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade fixed income securities. The foreign fixed income securities in which the Portfolio may invest may be denominated in either foreign currency or in U.S. Dollars. If a security is downgraded below any minimum quality grade discussed above, the portfolio managers will re-evaluate the security, but will not be required to sell it. The Portfolio may use derivative contracts, including interest rate futures, index futures, securities futures, currency futures, currency forward contracts and credit default swaps, to implement elements of its investment strategy.

The Portfolio may allocate relatively more of its holdings to a sector that the portfolio managers expect to offer the best balance between total return and risk. The Portfolio will provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the portfolio managers, benefit from anticipated changes in economic and market conditions. The portfolio managers may lengthen or shorten duration from time to time based on their interest rate outlook; however, the Portfolio has no set duration parameters.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal investment risks of investing in the Portfolio:

Interest Rate Risk – The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rise. The longer a security's maturity, the greater the risk and the higher its yield. Conversely, the shorter a security's maturity, the lower the risk and the lower its yield.

Credit Risk – An issuer may default on its obligations to pay principal and/or interest. A security's value may be affected by changes in its credit quality rating or its issuer's financial conditions.

Liquidity Risk – The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Call Risk – An issuer may redeem a fixed income security before maturity (a "call") at a price below its current market value.

Prepayment Risk – When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest proceeds at the lower interest rates then available.

Derivative Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

High Yield Securities Risk – High yield-high risk bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds.

U.S. Government Securities Risk – Yields available from U.S. Government securities are generally lower than yields from many other fixed income securities.

U.S. Government Sponsored Securities Risk – Securities issued by U.S. Government-sponsored or chartered enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks, are not issued or guaranteed by the U.S. Treasury.

Management Risk – A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.maximfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter	September 2009	5.41%
Worst Quarter	June 2004	-2.34%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Maxim Federated Bond Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%

[1]	Class L shares are new and had not commenced operations as of the date of this Prospectus. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Initial Class shares and has not been adjusted to reflect the expenses of the Class L shares. Initial Class and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).